UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)
Municipal Investments 99.6%
Arizona 3.6%
Arizona, Salt River Pima-Maricopa Indian Community:
0.32% *, 10/1/2026, Bank of America NA (a)	3,210,000	3,210,000
0.34% *, 10/1/2025, Bank of America NA (a)	2,270,000	2,270,000

		5,480,000
California 8.4%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.32% *, 5/15/2030	1,000,000	1,000,000
California, State General Obligation, Prerefunded 9/1/2010 @ 100, 5.25%, 9/1/2018	550,000	561,480
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 2680, 144A, 0.39% *, 5/15/2016, JPMorgan Chase Bank (a)	1,400,000	1,400,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 0.33% *, 10/1/2023, Bank of America NA (a)	3,015,000	3,015,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.33% *, 11/1/2020, Union Bank of CA (a)	1,750,000	1,750,000
San Diego, CA, Certificates of Participation, 0.39% *, 12/1/2028, Comerica Bank (a)	1,425,000	1,425,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.39% *, 9/1/2011, Bank of America NA (a)	600,000	600,000
University of California, Regents Medical Center, Pooled Revenue, Series B-1, 0.3% *, 5/15/2032	3,000,000	3,000,000

		12,751,480
Colorado 3.4%
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.27% *, 6/1/2038, US Bank NA (a)	1,000,000	1,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.28% *, 9/1/2026, Branch Banking & Trust (a)	1,600,000	1,600,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.43% *, 8/1/2017, Wells Fargo Bank NA (a)	1,980,000	1,980,000
Colorado, School of Mines Enterprises Revenue, Series B, 0.36% *, 12/1/2037, Dexia Credit Local (a)	500,000	500,000

		5,080,000
Delaware 1.4%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.43% *, 10/1/2028, Rabobank International (a)	2,187,022	2,187,022
Florida 0.7%
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.34% *, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000
Georgia 1.2%
Cobb County, GA, Water & Sewer Revenue, 5.0%, 7/1/2010	1,835,000	1,856,376
Illinois 9.1%
Channahon, IL, Morris Hospital Revenue, Series A, 0.29% *, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Chicago, IL, 0.35%, 5/5/2010	3,800,000	3,800,000
Illinois, Education Facilities Authority Revenue:
Series N, 0.19%, 4/5/2010	3,000,000	3,000,000
Series N, 0.25%, 8/2/2010	4,000,000	4,000,000
Illinois, Finance Authority, Educational Facility Revenue, Erikson Institute Project, 0.32% *, 11/1/2037, LaSalle Bank NA (a)	1,500,000	1,500,000

		13,700,000
Iowa 0.7%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.38% *, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 7.0%
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 0.3% *, 7/1/2019, Bank One Kentucky NA (a)	1,865,000	1,865,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 1.04% *, 10/15/2014	2,045,000	2,045,000
Series B-2, 1.04% *, 10/15/2014	1,400,000	1,400,000
Series B-3, 1.04% *, 10/15/2014	5,240,000	5,240,000

		10,550,000
Louisiana 3.6%
Louisiana, Public Facilities Authority Revenue, Port LLC Project, Series C, 0.34% *, 10/1/2028, Bank of America NA (a)	5,500,000	5,500,000
Maryland 1.5%
Maryland, State Capital Improvement, Series A, 5.25%, 2/15/2011	300,000	312,938
Maryland, State Economic Development Corp. Revenue, YMCA of Central Maryland Project, 0.28% *, 4/1/2031, Branch Banking & Trust (a)	1,945,000	1,945,000

		2,257,938
Massachusetts 4.5%
Marion, MA, Bond Anticipation Notes, 144A, 1.5%, 12/10/2010	4,750,000	4,784,402
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.28% *, 7/1/2021	2,000,000	2,000,000

		6,784,402
Michigan 4.2%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.35% *, 11/1/2030, Comerica Bank (a)	780,000	780,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series F-8, 0.38% **, 11/15/2049	5,000,000	5,000,000
University of Michigan, Hospital Revenues, Series A-2, 0.36% *, 12/1/2024	550,000	550,000

		6,330,000
Minnesota 5.8%
Big Lake, MN, Independent School District No. 727, Aid Anticipation Certificates of Indebtedness, Series B, 2.0%, 9/13/2010	3,955,000	3,979,818
Minneapolis, MN, University Gateway Project Revenue, 0.28% *, 12/1/2040	3,500,000	3,500,000
Minnesota, State General Obligation, Prerefunded 6/1/2010 @ 100, 5.625%, 6/1/2019	1,280,000	1,290,940

		8,770,758
Nevada 0.7%
Nevada, State Department of Business & Industry, Nevada Cancer Institute Project, 0.32% *, 12/1/2033, Bank of America NA (a)	1,000,000	1,000,000
New Jersey 1.3%
Brick Township, NJ, Bond Anticipation Notes, 2.0%, 9/30/2010	2,000,000	2,014,879
New York 7.4%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.28% *, 7/1/2038, TD Bank NA (a)	1,000,000	1,000,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, United Health Hospitals, 3.0%, 8/1/2010	620,000	624,324
New York City, NY, General Obligation, Series I-8, 0.32% *, 4/1/2036, Bank of America NA (a)	6,065,000	6,065,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series BB-4, 0.29% *, 6/15/2033	1,000,000	1,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 1314, 0.31% *, 6/15/2039	1,000,000	1,000,000

New York City, NY, Transitional Finance Authority, Series 2B, 0.32% *, 11/1/2022	1,450,000	1,450,000

		11,139,324
Ohio 7.6%
Cleveland, OH, Clinic Health System, 0.27%, 7/8/2010	1,165,000	1,165,000
Columbus, OH, General Obligation:
Series 2, 144A, Prerefunded 6/15/2010 @ 101, 5.5%, 6/15/2016	1,000,000	1,020,915
Series 2, 144A, Prerefunded 6/15/2010 @ 101, 5.75%, 6/15/2013	2,255,000	2,303,372
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.29% *, 1/1/2030, US Bank NA (a)	3,000,000	3,000,000
Cuyahoga County, OH, Bond Anticipation Notes, 1.5%, 5/13/2010	4,000,000	4,002,734

		11,492,021
Pennsylvania 2.3%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.29% *, 11/1/2039, PNC Bank NA (a)	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.275% *, 8/15/2031	1,510,000	1,510,000

		3,510,000
South Dakota 3.3%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.34% *, 8/1/2029	5,000,000	5,000,000
Texas 14.9%
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.34% *, 11/15/2029, Dexia Credit Local (a)	1,500,000	1,500,000
Brownsville, TX, Utility System, 0.32%, 4/9/2010	4,000,000	4,000,000
Harris County, TX, General Obligation, 0.4%, 4/8/2010	500,000	500,000
Houston, TX, Utility Systems Revenue, Series B3, 0.27% *, 5/15/2034, Bank of America NA, Bank of New York Mellon Corp., Dexia Credit Local & State Street Bank & Trust Co. (a)	1,535,000	1,535,000
North East, TX, Independent School District, Series 2355, 144A, 0.29% *, 8/1/2015	1,180,000	1,180,000
San Antonio, TX, Electric & Gas Revenue, 0.3%, 6/10/2010	2,900,000	2,900,000
Texas, BB&T Municipal Trust, Series 2008-57, 144A, 0.29% *, 12/1/2019, Branch Banking & Trust (a) (b)	845,000	845,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	5,000,000	5,042,600
Texas, University of Texas, Systems Revenue, Series F, 0.23%, 8/5/2010	5,000,000	5,000,000

		22,502,600
Virginia 2.1%
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.35% *, Mandatory Put 2/1/2011 @ 100, 2/26/2039	3,100,000	3,100,000
Washington 3.6%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.29% *, 9/1/2035, US Bank NA (a)	1,615,000	1,615,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Washington Terrace Associates LP, 0.28% *, 2/15/2043	3,750,000	3,750,000

		5,365,000
Wyoming 1.3%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.48% *, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $150,481,800) †	99.6	150,481,800
Other Assets and Liabilities, Net	0.4	581,688

Net Assets	100.0	151,063,488

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2010.

**
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

†	The cost for federal income tax purposes was $150,481,800.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.6

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$150,481,800	$—	$150,481,800
Total	$—	$150,481,800	$—	$150,481,800

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010